CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE (LOSS) INCOME - 10K (Parenthetical) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Statement [Abstract]
Currency translation adjustment, tax expense (benefit)	$ 0.5	$ 0.2	$ 0.6	$ (2.8)	$ (5.1)	$ (2.1)	$ (3.3)
Amortization of pension related costs, tax expense (benefit)	0.4	0.4	0.7	0.7	1.3	0.1	1.2
Pension re-measurement, tax expense (benefit)					(3.3)	(42.0)	33.5
Pension settlement, tax expense (benefit)					3.7
Revaluation of derivative financial instrument, tax expense (benefit)	$ 0.1	$ 0.0	$ (0.4)	$ (1.2)	$ (1.0)	$ (2.3)	$ 1.0